Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Income Taxes [Abstract]
Schedule of reconciliation of income tax benefit
	Year Ended June 30,
	2017		2016

Benefit at statutory rate	$(7,653,000)	(34.00)%	$(9,581,000)	(34.00)%
State income taxes, net of federal benefit	(681,000)	(3.02)%	(853,000)	(3.03)%
Stock based compensation	116,000	0.51%	7,000	0.03%
Interest on convertible debt	-	0.00%	75,000	0.27%
Offering costs	203,000	0.90%	-	0.00%
Contingent consideration	4,000	0.02%	-	0.00%
Change in tax rate	(11,000)	(0.05)%	-	0.00%
Change in valuation allowance	7,922,000	35.19%	8,672,000	30.77%
Reduction of net operating losses upon deconsolidation	-	0.00%	1,674,000	5.94%
Other	100,000	0.45%	6,000	0.02%
Net income tax provision (benefit)	$-	0.00%	$-	0.00%

Schedule of deferred tax assets and liabilities
	2017	2016
Deferred tax assets (liabilities):
Deferred revenue	$-	$-
Deferred rent	3,000	5,000
Accrued expenses	127,000	445,000
Net operating loss carry forward	15,435,000	9,202,000
Intangibles	1,559,000	606,000
Share-based coompensation	1,362,000	327,000
Fixed assets	191,000	-
Unrealized loss on investment	-	360,000
Capital loss carry forward	385,000	-
Contribution carry forward	41,000	-
Warrant liability	75,000	153,000
Inventory	174,000	192,000
Allowance for doubtful accounts	17,000	15,000
Total deferred income tax assets (liabilities)	19,369,000	11,305,000
Less: Valuation allowance	(19,369,000)	(11,305,000)
Total deferred income tax assets (liabilities)	$-	$-